UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (93.5%)

Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,051,660
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	322,455
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	260,008
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	423,263
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,079,170
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,051,820
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	354,137
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	308,076
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	460,076
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,706,314
Johnson County USD 231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/24	1,135,000	1,178,005
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	420,000	423,612
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	577,378
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,485,395
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	387,886
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	611,240
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	255,000	254,740
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	2,000,000	2,107,000
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	261,358
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,073,610
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,047,330
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	1,999,944
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	02/01/18	1,215,000	1,190,020
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	08/01/29	1,000,000	975,350
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,020,000	816,000
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	440,892
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,099,250
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,592,790
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	466,712
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	551,704
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	774,825
KS Turnpike Auth. Rev. AMBAC	Aaa/AAA	4.000	09/01/15	500,000	496,685
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	534,235
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,037,930
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	590,000	611,694
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,005,300
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	506,205
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	247,222
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	523,845
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,229,360
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	640,000	644,506
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/15	260,000	274,906
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/16	275,000	287,719
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/17	290,000	304,767
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	958,347
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,048,280
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/16	655,000	695,682
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,507,525
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,266,072
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	887,851
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,418,577
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	783,158
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	1,004,603
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	815,000	833,346
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,375,000	1,399,998
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,592,865
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,100,000	1,146,827
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/OTH	5.850	12/01/25	815,000	704,975
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,000,425
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,014,060
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.	NR/NR	6.250	03/01/28	1,750,000	1,691,288
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	1,000,000	990,330
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,572,165
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	510,565

TOTAL KANSAS MUNICIPAL BONDS (COST: $58,926,998)					$60,063,326

SHORT-TERM SECURITIES (4.0%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				1,047,821	$1,047,821
Wells Fargo Advantage National Tax-Free Money Market				1,519,008	1,519,008
TOTAL SHORT-TERM SECURITIES (COST: $2,566,829)					$2,566,829

TOTAL INVESTMENTS IN SECURITIES (COST: $61,493,827)					$62,630,155
OTHER ASSETS LESS LIABILITIES					1,634,343

NET ASSETS					$64,264,498

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $61,493,827.  The net unrealized appreciation of investments based on the cost was $1,136,328, which is comprised of $1,759,646 aggregate gross unrealized appreciation and $623,318 aggregate gross unrealized depreciation.

Kansas Insured Intermediate Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (95.7%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$500,000	$529,545
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	836,489
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	109,263
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	247,793
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/15	250,000	269,562
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	406,751
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	329,995
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	261,357
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	332,748
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	460,895
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	389,014
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	388,695
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/17	100,000	104,143
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	923,754
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	274,790
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	614,281
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	443,598
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	497,552
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	190,000	208,650
*Sedgwick Cty., KS USD #259 FSA	Aaa/AAA	4.375	10/01/15	600,000	611,784
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	510,055
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	235,000	238,229
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,062,860
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	112,047
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	258,418
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	655,000	663,194
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	375,000	383,831
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	465,000	476,611
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	352,947
#Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	529,890
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	274,788

TOTAL KANSAS MUNICIPAL BONDS (COST: $12,677,881)					$13,103,529

SHORT-TERM SECURITIES (3.0%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				158,783	$158,783
Wells Fargo Advantage National Tax-Free Money Market				258,403	258,403
TOTAL SHORT-TERM SECURITIES (COST: $417,186)					$417,186

TOTAL INVESTMENTS IN SECURITIES (COST: $13,095,067)					$13,520,715
OTHER ASSETS LESS LIABILITIES					170,266

NET ASSETS					$13,690,981

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,095,067.  The net unrealized appreciation of investments based on the cost was $425,648, which is comprised of $441,678 aggregate gross unrealized appreciation and $16,030 aggregate gross unrealized depreciation.

Maine Municipal Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (66.8%)

Bangor, ME	Aa-3/AA-	3.750%	04/01/06	$100,000	$100,940
Bar Harbor, ME	A-1/AA-	6.450	06/01/09	75,000	83,259
Bath, ME	A/A+	7.400	12/01/06	15,000	15,698
Bath, ME	A/A+	7.450	12/01/07	30,000	32,543
Bath, ME	A/A+	7.500	12/01/08	20,000	22,578
Bath, ME MBIA	Aaa/AAA	5.625	03/01/09	25,000	25,157
Brewer, ME	A/A	6.200	01/01/06	50,000	50,625
Brunswick, ME Tax Increment (BTI Project)	Aa-3/AA	5.500	11/01/08	50,000	51,000
Bucksport, ME	NR/A-	7.150	04/01/07	25,000	26,276
Ellsworth, ME	A/NR	7.200	07/01/08	25,000	27,510
Freeport, ME	Aa-3/AA	7.250	09/01/10	20,000	23,504
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/22	155,000	153,638
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/23	155,000	154,566
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/24	155,000	154,502
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/14	100,000	101,971
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/14	75,000	80,311
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/21	500,000	515,110
Kennebunk, ME Sewer District	A/NR	7.100	01/01/06	15,000	15,159
Kittery, ME	A/AA	5.200	01/01/09	25,000	26,027
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/22	500,000	521,180
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/24	250,000	260,887
Maine Governmental Facs. Lease Rev. FSA	Aaa/AAA	5.750	10/01/07	250,000	261,872
Maine Governmental Facs. Auth. Lease MBIA	Aaa/AAA	5.375	10/01/16	250,000	271,315
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/11	25,000	25,893
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp.) FSA	Aaa/AAA	5.250	07/01/10	550,000	576,037
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/07	175,000	178,150
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/08	150,000	148,393
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/13	195,000	220,912
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/13	35,000	35,000
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/07	220,000	220,339
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/14	5,000	5,013
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/25	340,000	352,522
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/08	25,000	25,864
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/06	260,000	263,177
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/16	1,000,000	1,098,320
Maine Municipal Bond Bank AMBAC	Aaa/AAA	5.700	11/01/11	90,000	91,800
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/24	100,000	103,001
Maine State (Highway)	Aa-3/AA-	5.000	06/15/11	200,000	216,082
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/10	100,000	103,303
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/12	100,000	104,826
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/10	75,000	79,924
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/28	750,000	825,330
Portland, ME	Aa-1/AA	5.000	09/01/13	60,000	64,427
#Portland, ME	Aa-1/AA	5.300	06/01/13	790,000	798,177
Portland, ME (City Hospital)	Aa-1/AA	12.600	11/01/05	50,000	50,000
Portland, ME	Aa-1/AA+	7.250	12/01/05	100,000	100,586
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/32	750,000	760,665
Scarborough, ME G.O. FIC	Aaa/AAA	4.250	11/01/14	435,000	448,115
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/30	250,000	243,703
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/31	250,000	243,198
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/32	480,000	465,960
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/13	1,465,000	1,468,663
South Portland, ME	Aa-1/NR	5.800	09/01/08	150,000	161,220
South Portland, ME	Aa-1/NR	5.800	09/01/11	40,000	44,888
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/07	50,000	50,916
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/25	950,000	925,462
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/07	240,000	245,846
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/20	180,000	180,259
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/14	415,000	416,237
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/07	130,000	133,825
Winthrop, ME	A-3/NR	5.300	08/01/06	25,000	25,566
Winthrop, ME	A-3/NR	5.400	08/01/07	25,000	25,932
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/09	250,000	270,665
Yarmouth, ME	Aa-3/AA-	5.000	11/15/19	500,000	529,390
York, ME G.O.	NR/AA	4.000	09/01/10	75,000	77,233
Total Maine Municipal Bonds					$15,380,447

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750%	09/01/31	$10,000	$11,098
Total Guam Municipal Bonds					$11,098

PUERTO RICO MUNICIPAL BONDS (22.5%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500%	07/01/36	$750,000	$829,905
#Puerto Rico Public Building Auth. Rev. AMDAX	Aaa/AAA	5.500	07/01/18	1,000,000	1,133,650
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/18	1,960,000	2,205,372
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/15	1,000,000	1,015,000
Total Puerto Rico Municipal Bonds					$5,183,927

VIRGIN ISLANDS MUNICIPAL BONDS (4.7%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000%	03/01/07	$35,000	$35,415
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/21	1,000,000	1,036,280
Total Virgin Islands Municipal Bonds					$1,071,695

TOTAL MUNICIPAL BONDS (COST: $21,191,717)					$21,647,167

SHORT-TERM SECURITIES (4.3%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				183,571	$183,571
Wells Fargo Advantage National Tax-Free Money Market				807,983	807,983
TOTAL SHORT-TERM SECURITIES (COST: $991,554)					$991,554

TOTAL INVESTMENTS IN SECURITIES (COST: $22,183,271)					$22,638,721
OTHER ASSETS LESS LIABILITIES					387,052

NET ASSETS					$23,025,773

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $22,183,271.  The net unrealized appreciation of investments based on the cost was $456,570, which is comprised of $665,055, aggregate gross unrealized appreciation and $208,485, aggregate gross unrealized depreciation.

Nebraska Municipal Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (91.1%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/18	$250,000	$250,365
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/22	700,000	700,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/26	500,000	516,180
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/25	405,000	398,722
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/20	1,000,000	1,082,170
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/21	250,000	258,050
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/21	340,000	344,641
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/16	250,000	262,470
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	45,000	45,597
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	230,000	233,050
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/17	200,000	200,000
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.	NR/NR	5.900	10/15/16	100,000	100,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/18	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/19	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/23	500,000	501,250
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/20	750,000	740,670
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/22	150,000	151,062
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/21	500,000	519,595
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/21	100,000	100,006
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/19	1,400,000	1,437,996
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AA+	5.250	01/15/21	500,000	529,925
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AA+	5.250	01/15/22	500,000	531,840
#Lancaster Cty., NE School Dist. #145 (Waverly Public Schools) AMBAC	Aaa/AAA	5.500	12/01/20	1,240,000	1,246,237
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/25	250,000	251,923
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/20	225,000	230,456
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/18	475,000	498,402
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/23	850,000	892,900
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/21	1,000,000	1,040,360
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/22	575,000	599,202
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/18	250,000	256,775
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/18	800,000	821,760
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/13	250,000	257,712
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/18	400,000	409,696
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/14	1,085,000	1,088,895
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/28	100,000	99,757
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC	Aaa/AAA	5.950	01/01/11	300,000	305,406
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/27	1,000,000	1,048,340
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/17	200,000	205,080
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	09/01/20	5,000	5,034
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/18	35,000	35,101
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/26	30,000	30,249
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/28	35,000	35,653
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/17	80,000	81,106
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/21	85,000	86,219
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/28	325,000	329,036
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	09/01/30	15,000	15,187
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/17	410,000	432,128
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/27	1,000,000	1,030,600
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/28	495,000	505,167
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/17	410,000	417,216
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/29	500,000	513,795
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/07	165,000	167,453
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/17	400,000	406,272
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/22	750,000	794,362
Omaha-Douglas Public Building Commission	Aa/AA+	4.000	05/01/20	1,000,000	954,510
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/22	250,000	261,473
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/22	500,000	524,945
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/15	330,000	370,138
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/17	650,000	762,184
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/29	1,000,000	1,074,260
Platte County, NE G.O. FSA	Aaa/AAA	4.750	12/15/14	500,000	507,315
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/12	100,000	107,141
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/30	250,000	269,253
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/01/17	240,000	240,600
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/22	200,000	203,304
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/32	250,000	256,293

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $28,235,404)					$29,117,484

SHORT-TERM SECURITIES (6.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,000,304	$1,000,304
Goldman Sachs Financial Square Tax-Free Money Market				1,100,000	1,100,000
TOTAL SHORT-TERM SECURITIES (COST: $2,100,304)					$2,100,304

TOTAL INVESTMENTS IN SECURITIES (COST: $30,335,708)					$31,217,788
OTHER ASSETS LESS LIABILITIES					757,423

NET ASSETS					$31,975,211

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $30,335,708.  The net unrealized appreciation of investments based on the cost was $882,080, which is comprised of $938,192 aggregate gross unrealized appreciation and $56,112 aggregate gross unrealized depreciation.

New Hampshire Municipal Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (95.7%)

#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$235,924
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	61,395
Concord, NH G.O.	Aa/AA	4.600	10/15/14	100,000	104,285
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	119,201
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	26,258
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	49,751
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	67,312
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/20	300,000	289,005
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/20	100,000	97,572
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/21	100,000	97,231
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	111,024
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	26,152
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	22,452
Keene, NH G.O.	Aa-3/NR	5.150	10/15/11	45,000	47,291
Londonderry, NH	Aa-3/NR	5.400	01/15/14	50,000	51,476
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	30,780
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	218,876
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	232,166
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	268,410
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/28	250,000	258,835
Nashua, NH GO	Aa/AA+	5.250	09/15/17	100,000	106,656
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	200,000	207,850
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	62,817
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	125,088
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,000
New Hampshire Hlth. & Educ. Facs. Auth. (Univ Sys of NH) AMBAC	Aaa/AAA	5.500	07/01/13	190,000	210,064
New Hampshire Hlth. & Educ. Facs. Auth. (Univ Sys of NH) AMBAC	Aaa/AAA	5.500	07/01/13	95,000	104,211
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	51,174
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	103,854
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	285,000	288,642
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	175,256
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	4,973
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/16	100,000	101,512
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	266,783
New Hampshire State Hsg. Finance Auth.	A/NR	4.950	01/01/06	90,000	90,683
#New Hampshire State Hsg. Finance Auth.	Aa/A+	5.600	01/01/06	150,000	150,368
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,156
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	175,000	184,742
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	50,653
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	100,794
*Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/20	300,000	312,363
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	400,000	415,124
Total New Hampshire Municipal Bonds					$5,715,509

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	$10,000	$11,098
Total Guam Municipal Bonds					$11,098

TOTAL MUNICIPAL BONDS (COST: $5,695,340)					$5,726,607

SHORT-TERM SECURITIES (2.0%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				56,305	$56,305
Wells Fargo Advantage National Tax-Free Money Market				65,072	65,072
TOTAL SHORT-TERM SECURITIES (COST: $121,377)					$121,377

TOTAL INVESTMENTS IN SECURITIES (COST: $5,816,717)					$5,847,984
OTHER ASSETS MINUS LIABILITIES					122,543

NET ASSETS					$5,970,527

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,816,717.  The net unrealized appreciation of investments based on the cost was $31,268, which is comprised of $84,868 aggregate gross unrealized appreciation and $53,600 aggregate gross unrealized depreciation.

Oklahoma Municipal Fund
Schedule of Investments October 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (95.4%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/25	$250,000	$257,255
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	512,915
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	535,950
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	546,060
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	196,276
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	840,546
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	158,760
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/24	250,000	252,165
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	203,748
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	251,725
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	236,813
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	779,268
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	542,475
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	514,495
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	532,550
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	319,302
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	262,453
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	102,452
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	538,565
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/16	180,000	189,146
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	306,399
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	795,045
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/19	250,000	277,335
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	425,000	436,496
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	143,072
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	102,303
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	162,895
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	424,226
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.350	08/01/22	115,000	113,711
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.400	08/01/23	115,000	114,186
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	292,572
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	124,879
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	206,216
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	251,470
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	251,745
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	140,000	142,274
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	85,000	86,856
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	55,000	55,996
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	410,780
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	616,980
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	507,930
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	528,325
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	427,116
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	212,332
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	109,931
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	156,705
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	258,032
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	575,724
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,697,632
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	267,432
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	291,794
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	267,615
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.350	07/01/19	190,000	189,987
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.400	07/01/20	200,000	199,842
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	2,230,000	2,484,688
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	301,770
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	712,838
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	464,341
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/28	100,000	103,250
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	237,060
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	121,790
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	109,700
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	430,475
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	210,792
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	520,810
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	523,290
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	444,187
OK State Water Resources Board Rev.	NR/AA+	4.350	10/01/23	200,000	197,658
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	500,000	525,095
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	773,430
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	509,170
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	259,510
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/20	140,000	146,668
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/25	220,000	227,971
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	257,025
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	260,525
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	386,419
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	260,525
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	257,613
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	256,978
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	251,150
Tulsa Cnty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/24	500,000	498,920
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	683,186
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	248,900
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,036,650
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	270,975

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $32,003,188)					$32,752,111

SHORT-TERM SECURITIES (2.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				108,266	$108,266
Goldman Sachs Financial Square Tax-Free Money Market				747,234	747,234
TOTAL SHORT-TERM SECURITIES (COST: $855,500)					$855,500

TOTAL INVESTMENTS IN SECURITIES (COST: $32,858,688)					$33,607,611
OTHER ASSETS LESS LIABILITIES					726,048

NET ASSETS					$34,333,659

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $32,858,688.  The net unrealized appreciation of investments based on the cost was $748,923, which is comprised of $924,560 aggregate gross unrealized appreciation and $175,637 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: December 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: December 23, 2005

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: December 23, 2005